Customers and other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Accounts Receivable and Other Receivables
As of December 31, 2019 and 2018, accounts receivable and other receivables were as follows:

A.	Customers

	2019		2018
Domestic customers, net	Ps.	46,792,824	Ps.	48,520,478
Export customers, net		42,471,046		39,220,037

Total customers	Ps.	89,263,870	Ps.	87,740,515

Schedule of Breakdown of Accounts Receivable Based on Credit History
The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2019 and 2018, as well as the relation between the breakdown and the impaired amount:

	Domestic customers
	2019		2018
Current	Ps.	44,898,986	Ps.	47,662,317
1 to 30 days		801,299		1,172,961
31 to 60 days		302,817		133,538
61 to 90 days		604,025		375,790
More than 90 days		1,285,883		584,886

Total		47,893,010		49,929,492
Impaired (reserved) (1)		(1,100,186)		(1,409,014)

Total	Ps.	46,792,824	Ps.	48,520,478

	Export customers
	2019		2018
Current	Ps.	36,037,725	Ps.	39,169,790
1 to 30 days		5,895,862		34,839
31 to 60 days		11,120		3,313
61 to 90 days		31,182		26,444
More than 90 days		677,980		307,089

Total		42,653,869		39,541,475
Impaired (reserved)		(182,823)		(321,438)

Total	Ps.	42,471,046	Ps.	39,220,037

Summary of Reconciliation for Impaired Accounts Receivable
Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers
	2019		2018
Balance at the beginning of the year	Ps.	(1,409,014)	Ps.	(951,932)
Adjustment on initial application of IFRS9		—		44,590

Balance at January 1 under IFRS 9		(1,409,014)		(907,342)
Impairment accounts receivable		308,828		(501,672)

Balance at the end of the year	Ps.	(1,100,186)	Ps.	(1,409,014)

	Export customers
	2019		2018
Balance at the beginning of the year	Ps.	(321,438)	Ps.	(272,813)
Adjustment on initial application of IFRS9		—		(69,639)

Balance at January 1 under IFRS 9		(321,438)		(342,452)
Amount used		345,354		—
Translation effects		26,941		—
Impairment accounts receivable		(233,680)		21,014

Balance at the end of the year	Ps.	(182,823)	Ps.	(321,438)

Summary of Other Accounts Receivable
B.	Other accounts receivable

	2019		2018
Financial assets:
Sundry debtors	Ps.	27,748,849	Ps.	26,323,568
Employees and officers		3,667,242		6,333,216

Total financial assets		31,416,091		32,656,784
Non-financial assets:
Special Tax on Production and Services		31,587,018		32,601,541
Taxes to be recovered and prepaid taxes		26,162,225		12,870,094
Advances to suppliers		565,817		597,000
Other accounts receivable		1,510,661		673,845

Total non-financial assets:		59,825,721		46,742,480

Total other account receivable	Ps.	91,241,811	Ps.	79,399,263